Land use right, net (Details) - Land use right - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Land use right	$ 621,609	$ 610,182
Less: accumulated amortization	(42,479)	(35,595)
Intangible assets, net	579,130	574,587
Amortization	$ 6,189	$ 6,016